6. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison Claims Exploration and Evaluation Assets (Details) - Morrison claims, Canada - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Morrison Claims, Starting balance	$ 24,880,659	$ 24,870,119	$ 24,864,119
Environmental
Sub-contracts and labour	0	0	6,000
Total Exploration and evaluation costs	0	10,540	6,000
Geological and geophysical	0	10,540	0
Scoping/Feasibility study
Morrison Claims, Ending balance	$ 24,880,659	$ 24,880,659	$ 24,870,119